Related Parties Balances and Transactions (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 28, 2021 USD ($)	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Related Parties Balances and Transactions (Details) [Line Items]
Equity holder percentage		30.00%
Annual interest rate		4.785%		12.24%	12.24%	12.24%
Lease assets related parties		¥ 17,622
Lease liabilities related parties		¥ 24,566
Settlement payable (in Dollars) | $			$ 14,525
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount	¥ 8,000
Dr. Daqing Mao [Member] | USD [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount | $									$ 1,100,000
Dr. Daqing Mao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Loan amount								¥ 1,500
Maturity date, description	One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021.
Interest rate								4.785%